GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 10, 2019 CNY (¥)
GUARANTEE LIABILITIES
Total	¥ 179	$ 28	¥ 2,441
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Total	46		172	¥ 207,997	¥ 388,307	¥ 388,307
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Total	¥ 133		¥ 2,269	¥ 702,952